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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                 QUALIVEST FUNDS
                                 3435 STELZER RD.
                                 COLUMBUS, OHIO 43219

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                                 SEE ATTACHED SCHEDULE A



 ______________________________________________________________________________
 3. Investment Company Act File Number:     811-8406


    Securities Act File Number:  33-79194
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                 JULY 31, 1997
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 NONE

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 NONE


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                 $4,354,178,197 Price
                                  3,637,497,424 Shares

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                 $4,354,178,197 Price
                                  3,637,497,424 Shares


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                 $107,973,775 Price
                                   33,462,338 Shares
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +    $4,354,178,197
         the fiscal year in reliance on rule 24f-2:         ___________________

    (ii) Aggregate price of shares issued in connection     +      $107,973,775
         with dividend reinvestment plans:                  ___________________

   (iii) Aggregate price of shares redeemed or repurchased  -    $3,913,571,467
         during the fiscal year:                            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  +                 0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24f-2:

     (v) Net aggregate price of securities sold and issued         $548,580,505
         during the fiscal year in reliance on rule 24f-2:  ___________________

    (vi) Multiplier prescribed by Section 8(b) of the       x            1/3300
         Securities Act of 1933 or other applicable law or ___________________ registration:
                                                                    $166,236.52
   (vii) Fee due:                                           ___________________

_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ GREGORY T. MADDOX
                           _______________________________________________
                              TREASURER
                           _______________________________________________

  Date  9/23/97
      ________________________

*Please print the name and title of the signing officer below the signature.

_______________________________________________________________________________
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                           QUALIVEST FUNDS - SCHEDULE A

                           MONEY MARKET
                                 CLASS A SHARES
                                 CLASS Q SHARES
                                 CLASS Y SHARES

                           U.S. TREASURY
                                 CLASS A SHARES
                                 CLASS Q SHARES
                                 CLASS Y SHARES

                           TAX FREE
                                 CLASS A SHARES
                                 CLASS Q SHARES
                                 CLASS Y SHARES

                           INTERMEDIATE BOND
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           SMALL COMPANY
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           LARGE COMPANY
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           DIVERSIFIED BOND
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           OPTIMIZED STOCK
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           INTERNATIONAL OPPORTUNITIES
                                 CLASS A & C SHARES
                                 CLASS Y SHARES

                           ALLOCATED AGGRESSIVE
                                 CLASS A SHARES
                                 CLASS Y SHARES

                           ALLOCATED BALANCED
                                 CLASS A SHARES
                                 CLASS Y SHARES

                           ALLOCATED CONSERVATIVE
                                 CLASS A SHARES
                                 CLASS Y SHARES

                           ALLOCATED GROWTH
                                 CLASS A SHARES
                                 CLASS Y SHARES

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                            Dechert Price & Rhoads
                             1500 K Street, N.W.
                                  Suite 500
                         Washington, D.C. 20005-1208

                           Telephone: (202) 626-3300
                              Fax: (202) 626-3334

                              September 24, 1997

Qualivest Funds
3435 Stelzer Road
Columbus, OH 43219-3035

Dear Sirs:

         As counsel for Qualivest Funds (the "Trust") during the fiscal year ended July 31, 1997, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-79194) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

         Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended July 31, 1997, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable by the Trust.

         We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended July 31, 1997.

                                               Very truly yours,